Other	12 Months Ended
Dec. 31, 2013
Other Income and Expenses [Abstract]
OTHER
OTHER
Other general expense - net. Included in Other general expense - net were the following:

	2013	2012	2011
Provisions for environmental matters - net	$(2,751)	$6,736	$9,100
Loss (gain) on disposition of assets	5,207	3,454	(5,469)
Net expense (income) of exit or disposal activities	63	(4,942)	(900)
Total	$2,519	$5,248	$2,731

Provisions for environmental matters–net represent initial provisions for site-specific estimated costs of environmental investigation or remediation and increases or decreases to environmental-related accruals as information becomes available upon which more accurate costs can be reasonably estimated and as additional accounting guidelines are issued. Environmental-related accruals are not recorded net of insurance proceeds in accordance with the Offsetting Subtopic of the Balance Sheet Topic of the ASC. See Note 8 for further details on the Company’s environmental-related activities.
The loss (gain) on disposition of assets represents net realized gains and losses associated with the disposal of property, plant and equipment and intangible assets previously used in the conduct of the primary business of the Company.
The net expense (income) of exit or disposal activities includes changes to accrued qualified exit costs as information becomes available upon which more accurate amounts can be reasonably estimated, initial impairments of carrying value and additional impairments for subsequent reductions in estimated fair value of property, plant and equipment held for disposal. See Note 5 for further details on the Company’s exit or disposal activities.
Other expense (income) - net. Included in Other expense (income) - net were the following:

	2013	2012	2011
Dividend and royalty income	$(5,904)	$(4,666)	$(4,963)
Net expense from financing activities	9,829	9,220	8,023
Foreign currency transaction related losses (gains)	7,669	(3,071)	4,748
Other income	(22,684)	(21,074)	(22,167)
Other expense	12,026	9,651	9,550
Total	$936	$(9,940)	$(4,809)

The Net expense from financing activities includes the net expense relating to changes in the Company’s financing fees.
Foreign currency transaction related losses (gains) represent net realized losses (gains) on U.S. dollar-denominated liabilities of foreign subsidiaries and net realized and unrealized losses (gains) from foreign currency option and forward contracts. There were no foreign currency option and forward contracts outstanding at December 31, 2013, 2012 and 2011.
Other income and Other expense included items of revenue, gains, expenses and losses that were unrelated to the primary business purpose of the Company. There were no items within Other income or Other expense that were individually significant.